Intangible assets and Crypto assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total crypto assets, net	$ 500,000
Total intangible assets, gross	27,310,000		$ 4,903,000
Total accumulated amortization	(6,357,000)		(4,903,000)
Total intangible assets subject to amortization, net	20,453,000
Total intangible assets, net	20,953,000
Amortization charge for the year	1,523,000	$ 1,000
Cryptocurrencies
Finite-Lived Intangible Assets [Line Items]
Total crypto assets, net	500,000
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	676,000
Total accumulated amortization	(31,000)
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	2,281,000		2,281,000
Total accumulated amortization	(2,281,000)		(2,281,000)
License agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	5,449,000		1,699,000
Total accumulated amortization	(2,463,000)		(1,699,000)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	13,127,000
Total accumulated amortization	(288,000)
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	5,277,000		923,000
Total accumulated amortization	$ (1,294,000)		$ (923,000)